Annual Total Returns - FidelityTax-ExemptMoneyMarketFundTreasuryMoneyMarketFund-CapitalReservesComboPRO - FidelityTax-ExemptMoneyMarketFundTreasuryMoneyMarketFund-CapitalReservesComboPRO - Fidelity Tax-Exempt Money Market Fund - Fidelity Tax-Exempt Money Market Fund - Capital Reserves Class
Dec. 30, 2023
Bar Chart Table:
Annual Return 2013	0.01%
Annual Return 2014	0.02%
Annual Return 2015	0.01%
Annual Return 2016	0.10%
Annual Return 2017	0.04%
Annual Return 2018	0.54%
Annual Return 2019	0.65%
Annual Return 2020	0.20%
Annual Return 2021	0.07%
Annual Return 2022	0.54%